Long-term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of June 30, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	June 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,668,137	$2,795,589
Senior Notes	4,663,343	2,883,009
Euro Notes	244,718	258,780
European Investment Bank Agreements	340,878	345,764
Accounts receivable facility	452,000	534,500
Capital lease obligations	15,984	17,993
Other	243,668	248,951
	8,628,728	7,084,586
Less current maturities	(3,085,803)	(1,589,776)
	$5,542,925	$5,494,810

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at June 30, 2012 and December 31, 2011:

	Maximum Amount Available		Balance Outstanding

	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$374,950	$58,970
Term Loan A	1,155,000	1,215,000	1,155,000	1,215,000
Term Loan B	1,138,187	1,521,619	1,138,187	1,521,619
	$3,493,187	$3,936,619	$2,668,137	$2,795,589

In addition, at June 30, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $160,984 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued January 2012